SUBSEQUENT EVENTS (Tables)	6 Months Ended
Jun. 30, 2025
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF CASH EQUIVALENTS AND RESTRICTED CASH

The Company reconciles cash, cash equivalents, and restricted cash reported in its unaudited condensed consolidated balance sheets that aggregate to the beginning and ending balances shown in the Company’s unaudited condensed consolidated statements of cash flows as follows:

	June 30,	December 31,
	2025	2024
Cash and cash equivalents	$405,575	$407,182
Restricted cash	5,316	5,824
Total cash, cash equivalents and restricted cash	$410,891	$413,006

Focus Impact [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF FAIR VALUES OF THE ASSETS AND LIABILITIES

The following table sets forth the assets and liabilities as of June 6, 2025, that were assumed in connection with the execution of the Business Combination:

Focus Impact
Current assets:
Loan receivable	$2,000,000
Other current assets	71,556
Total current assets	2,071,556
Total assets acquired	$2,071,556
Current liabilities:
Non-redemption agreement	$1,240,000
Accrued expenses and other current liabilities	7,570,660
Notes payable	8,558,492
Warrant liabilities	210,668,000
Total current liabilities assumed	$228,037,152
Unrecognized tax benefit	115,870
Total assets acquired and liabilities assumed	$(226,081,466)

Legacy XCF [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF FAIR VALUES OF THE ASSETS AND LIABILITIES

The following table sets forth the fair values of the assets and liabilities as of February 19, 2025, that were assumed in connection with the execution of the MIPAs:

Legacy XCF
Current assets:
Cash and cash equivalents	$220,897
Related party receivables	674,737
Receivable from New Rise Renewables LLC	1,939,974
Convertible notes receivable	141,401
Total current assets	2,977,009
Land	179,000
Construction in progress	10,763,059
Total assets acquired	$13,919,008
Current liabilities:
Professional fees payable	$2,975,451
Accrued expenses and other current liabilities	191,677
Accrued interest on notes payable	501,402
Notes payable	1,964,417
Loan payable to related party	1,712,745
Convertible notes payable to related party (Note 8)	100,000,000
Total current liabilities assumed	107,345,692
Total assets acquired and liabilities assumed	$(93,426,624)